Income Taxes - Summary of Non Capital Losses (Detail) $ in Thousands	Mar. 25, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Non Capital losses	$ 45,937
Expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	3,390
Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	0
Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	5,095
Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	3,575
Expiring after 2031 [Member]
Operating Loss Carryforwards [Line Items]
Non Capital losses	$ 33,762